Direct Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Direct Voyage Expenses [Abstract]
Bunkers	$ 6,563	$ 10,736	$ 905
Port expenses	888	1,609	901
Commissions	243	266	437
Other	341	976	298
Total	$ 8,035	$ 13,587	$ 2,541